Average Annual Total Returns - Annuity - Vanguard LifeStrategy Conservative Growth Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years	Conservative Growth Composite Index (reflects no deduction for fees or expenses) 1 Year	Conservative Growth Composite Index (reflects no deduction for fees or expenses) 5 Years	Conservative Growth Composite Index (reflects no deduction for fees or expenses) 10 Years
Total	11.51%	8.03%	6.65%	7.51%	4.44%	3.84%	20.79%	15.36%	13.74%	12.27%	8.31%	6.95%